As filed with the Securities and Exchange Commission on January 29, 2021
1933 Act File No. 333-123257
1940 Act File No. 811-10325

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 2,701	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 2,705	☒

VANECK VECTORS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor
New York, New York 10017
(Address of Principal Executive Offices)

(212) 293-2000
Registrant’s Telephone Number

Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Allison M. Fumai, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

Immediately upon filing pursuant to paragraph (b)

X	On February 26, 2021 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

On [date] pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 2,655 to its Registration Statement until February 26, 2021. Parts A, B and C of Registrant’s Post-Effective Amendment No. 2,655 under the Securities Act of 1933 and No. 2,659 under the Investment Company Act of 1940, filed on February 5, 2020, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tampa and State of Florida on the 29th day of January, 2021.

VANECK VECTORS ETF TRUST
By:	/s/ Jonathan R. Simon
Name:	Jonathan R. Simon
Title:	Senior Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	January 29, 2021
David H. Chow
/s/ Laurie A. Hesslein*	Trustee	January 29, 2021
Laurie A. Hesslein
/s/ R. Alastair Short*	Trustee	January 29, 2021
R. Alastair Short
/s/ Peter J. Sidebottom*	Trustee	January 29, 2021
Peter J. Sidebottom
/s/ Richard D. Stamberger*	Trustee	January 29, 2021
Richard D. Stamberger
/s/ Jan F. van Eck*	President, Chief Executive Officer and Trustee	January 29, 2021
Jan F. van Eck
/s/ John J. Crimmins*	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	January 29, 2021
John J. Crimmins

*By:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact
January 29, 2021